Stock-Based Compensation - Stock-Based Compensation Expense Related to Stock Options, Restricted Stock and Shares Purchased Under Employee Stock Purchase Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 15,901	$ 15,459	$ 11,542
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	5,211	4,728	3,979
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 10,690	$ 10,731	$ 7,563